Components of Long-Term Debt and Lines of Credit (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
8.875% Senior Notes	$ 250,000		$ 0
Discount on Senior Notes	(1,742)		0
Senior Lines of Credit and Second Lien	0	[1]	225,000	[1]
Capital Leases and Other Obligations	2,677	[1]	544	[1]
Total Debt	250,935		225,544
Less Current Portion of Long-Term Debt	(1,686)	[2]	(406)	[2]
Total Long-Term Debt	$ 249,249		$ 225,138

[1]	The average interest rate on borrowings under our Senior Credit Facility for the years ended December 31, 2012 and 2011 was approximately 2.5%. The average interest rate on borrowings under the Second Lien Credit Agreement for the year ended December 31, 2012 and 2011 was approximately 7.3% and 8.3%, respectively. The average interest rate on our Other Loans and Notes Payable as of December 31, 2012 and 2011 was approximately 4.5% and 2.3%, respectively.
[2]	Classified as Accounts Payable on our Consolidated Balance Sheets.